Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Construction in progress	Sugarcane	Total property, plant and equipment
At July 1, 2017
Opening balance	192	2,211	7,736	505	10,644	59	44,042	54,745
Acquisitions	10	5,458	4,634	318	10,420	52	32,385	42,857
Disposals	-	215	74	55	344	-	-	344
Transfers	-	(55)	(235)	(6)	(296)	-	(137)	(433)
Depreciation	(5)	(856)	(1,214)	(110)	(2,185)	-	(10,498)	(12,683)
Accounting balance, net	197	6,973	10,995	762	18,927	111	65,792	84,830

At July 1, 2018
Total cost	931	11,091	25,225	1,621	38,868	111	97,907	136,886
Accumulated depreciation	(734)	(4,118)	(14,230)	(859)	(19,941)	-	(32,115)	(52,056)
Accounting balance, net	197	6,973	10,995	762	18,927	111	65,792	84,830

At June 30, 2019
Opening balance	197	6,973	10,995	762	18,927	111	65,792	84,830
Acquisitions	2	7,835	1,850	453	10,140	289	32,609	43,038
Disposals	-	(94)	(322)	(17)	(433)	-	-	(433)
Transfers	-	330	-	-	330	(400)	-	(70)
Depreciation	(88)	(1,270)	(1,480)	(154)	(2,992)	-	(16,500)	(19,492)
Translation gains/losses	-	-	(21)	-	(21)	-	-	(21)
Accounting balance, net	111	13,774	11,022	1,044	25,951	-	81,901	107,852

At June 30, 2019
Total cost	933	19,162	26,732	2,057	48,884	-	130,516	179,400
Accumulated depreciation	(822)	(5,388)	(15,710)	(1,013)	(22,933)	-	(48,615)	(71,548)
Accounting balance, net	111	13,774	11,022	1,044	25,951	-	81,901	107,852

Annual depreciation rates (weighted average) - %	2-20	10	13-20	10			16-27